S000004275 [Member] Fees and Expenses - BlackRock Cash Funds: Institutional	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell SL Agency Shares of BlackRock Cash Funds: Institutional. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional
(including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Class Operating Expenses(expenses that you may pay each year as a percentage of the value of your investment)1
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: